Lease liability (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease Liability
Variable payments	$ 779	$ 473
Variable maturity term	18 years	6 years
Variable lease to fixed payments percentage	14.00%	11.00%